RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 15—RELATED PARTY TRANSACTIONS
Relationship with IAC following the Separation
In connection with the Separation, the Company entered into certain agreements with IAC to govern the relationship between the Company and IAC following the Separation. These agreements, in certain cases, supersede the agreements entered into between Former Match Group and Former IAC in connection with Former Match Group’s IPO in November 2015 (the “IPO Agreements”) and include: a tax matters agreement; a transition services agreement; and an employee matters agreement. The IPO Agreements that were not superseded were terminated at closing of the Separation.
In addition to the agreements entered into at the time of the Separation, Match Group leases office space to IAC in a building owned by the Company in Los Angeles. Match Group also leases office space from IAC in New York City on a month-to-month basis, which the Company expects to vacate in the first half of 2021. For the year ended December 31, 2020, the Company received less than $0.1 million from IAC pursuant to the Los Angeles lease and the Company paid $1.1 million to IAC pursuant to the New York City lease.
Match Group has a payable to IAC of $3.4 million as of December 31, 2020, excluding items discussed in the “Tax Matters Agreement” section below.
In July 2020, in connection with the Separation, the sale of 17.3 million newly issued shares of Match Group common stock was completed by IAC. The proceeds of $1.4 billion, net of associated fees, were transferred directly to IAC pursuant to the terms of the Transaction Agreement.
Tax Matters Agreement
Pursuant to the tax matters agreement, each of Match Group and IAC is responsible for certain tax liabilities and obligations following the transfer by Former IAC (i) to Match Group of certain assets and liabilities of, or related to, the businesses of Former IAC (other than Former Match Group), and (ii) to holders of Former IAC common stock and Former IAC Class B common stock, as a result of the reclassification and mandatory exchange of certain series of Former IAC exchangeable preferred stock (collectively, the “IAC Distribution”). Under the tax matters agreement, IAC generally is responsible for, and has agreed to indemnify Match Group against, any liabilities incurred as a result of the failure of the IAC Distribution to qualify for the intended tax-free treatment unless, subject to certain exceptions, the failure to so qualify is attributable to Match Group's or Former Match Group’s actions or failure to act, Match Group's or Former Match Group’s breach of certain representations or covenants or certain acquisitions of equity securities of Match Group, in each case, described in the tax matters agreement (a "Match Group fault-based action"). If the failure to so qualify is attributable to a Match Group fault-based action, Match Group is responsible for liabilities incurred as a result of such failure and will indemnify IAC against such liabilities so incurred by IAC or its affiliates.
Under the tax matters agreement, as of December 31, 2020, Match Group is obligated to remit to IAC $1.6 million of expected state tax refunds relating to tax years prior to the Separation. This obligation is included in “Accrued expenses and other current liabilities” in the accompanying consolidated balance sheet. Additionally, IAC is obligated to indemnify Match Group for IAC’s share of tax liabilities related to various periods prior to the Separation. At December 31, 2020, a receivable of $1.9 million is included in “Other current assets” in the accompanying consolidated balance sheet representing an estimate of the amount that Match Group is expected to be indemnified under this arrangement. At December 31, 2020, Match Group has an indemnification asset of $0.6 million included in “Other non-current assets” in the accompanying consolidated balance sheet for uncertain tax positions that related to Former IAC prior to the Separation.
For the year ended December 31, 2020, the Company paid IAC $20.9 million pursuant to the tax matters agreement related to income tax refunds received by the Company. Additionally, the Company received $4.3 million from IAC under the tax matters agreement.
Transition Services Agreement
Pursuant to the transition services agreement, IAC continues to provide certain services to Match Group that Former IAC had historically provided to Former Match Group. Match Group also provides certain services to IAC that Former Match Group previously provided to Former IAC. The transition services agreement also provides that Match Group and IAC will make efforts to replace, amend, or divide certain joint contracts with third-parties relating to services or products used by both Match Group and IAC. Match Group and IAC also agreed to continue sharing certain services provided pursuant to certain third-party vendor contracts that were not replaced, amended, or divided prior to closing of the Separation.
For the year ended December 31, 2020, the Company paid IAC $0.3 million related to services provided by IAC under the transitions services agreement. Additionally, the Company received $2.4 million from IAC for services provided under the transitions services agreement.
Employee Matters Agreement
Pursuant to the amended and restated employee matters agreement, Match Group will reimburse IAC for the cost of any IAC equity awards held by the Company’s employees and former employees upon exercise or vesting. In addition, Match Group employees continued to participate in IAC’s U.S. health and welfare plans, 401(k) plan and flexible benefits plan through December 31, 2020. Match Group reimbursed IAC for the costs of such participation pursuant to the amended and restated employee matters agreement. Match Group established its own employee benefit plans effective January 1, 2021.
For the year ended December 31, 2020, the Company paid IAC $2.0 million for the cost of IAC equity awards held by the Company’s employees upon vesting. At December 31, 2020, the Company has accrued $1.6 million as the estimated cost due to IAC for IAC equity awards held by Match Group employees. Additionally, the Company paid IAC $18.3 million for health and welfare plans and 401(k) plan, inclusive of employee contributions to both.
Other Agreements
The Transaction Agreement provides that each of Match Group and IAC has agreed to indemnify, defend and hold harmless the other party from and against any liabilities arising out of: (i) any asset or liability allocated to such party or the other members of such party's group under the Transaction Agreement or the businesses of such party's group after the closing of the Separation; (ii) any breach of, or failure to perform or comply with, any covenant, undertaking or obligation of a member of such party's group contained in the Transaction Agreement that survives the closing of the Separation or is contained in any ancillary agreement; and (iii) any untrue or misleading statement or alleged untrue or misleading statement of a material fact or omission, with respect to information contained in or incorporated into the Form S-4 Registration Statement (the “Form S-4”) filed with the Securities and Exchange Commission (the “SEC”) by IAC and Former IAC in connection with the Separation or the joint proxy statement/prospectus filed by Former IAC and Former Match Group with the SEC pursuant to the Form S-4.